Virtus Equity Trust

Supplement dated December 17, 2009 to the Prospectuses and Statement of Additional Information (“SAI”) dated June 22, 2009, as supplemented

Virtus Insight Trust

Supplement dated December 17, 2009 to the Prospectuses and SAI dated May 1, 2009, as supplemented

Virtus Opportunities Trust

Supplement dated December 17, 2009 to the Prospectuses dated January 31, 2009, March 2, 2009 and October 1, 2009 and the SAI dated October 1, as supplemented

IMPORTANT NOTICE TO INVESTORS

The Board of Trustees of the Virtus Mutual Funds has approved a number of changes to the management fee and subadvisory fee structure for certain of the Virtus Mutual Funds. Additionally, Virtus Investment Advisers, Inc. (“VIA”), the adviser to each of the Virtus Mutual Funds, will implement changes to the expense reimbursement and/or fee waiver arrangements for certain of the funds. All of these changes will be implemented on January 1, 2010. Accordingly, effective January 1, 2010, each named fund’s prospectus and SAI is amended to reflect the changes described below.

MANAGEMENT FEES

The management fee structure for the following funds is being modified to include additional breakpoints. The named funds will pay a management fee to VIA that is accrued daily against the value of the fund’s net assets at the following annual rates:

	1st $1 Billion	$1+ Billion
Virtus Bond Fund	0.50%	0.45%
Virtus Emerging Markets Opportunities Fund	1.00%	0.95%
Virtus Market Neutral Fund	1.50%	1.40%
Virtus Mid-Cap Value Fund	0.75%	0.70%
Virtus Small-Cap Core Fund	0.85%	0.80%

	1st $2 Billion	$2+ Billion
Virtus Balanced Allocation Fund	0.50%	0.45%
Virtus Core Equity Fund	0.70%	0.65%
Virtus Value Equity Fund	0.70%	0.65%

	1st $1 Billion	Next $1 Billion	$2+ Billion
Virtus Short/Intermediate Bond Fund	0.55%	0.50%	0.45%

SUBADVISORY FEES

The subadvisory fee structure for the following funds is being modified. VIA will pay each named fund’s respective subadviser a subadvisory fee calculated as follows:

Subadvisory Fee
Virtus Balanced Fund (fixed income only)	50% of Fixed Income Net Advisory Fee
Virtus Bond Fund	50% of Net Advisory Fee
Virtus Capital Growth Fund	50% of Net Advisory Fee
Virtus Emerging Markets Opportunities Fund	50% of Net Advisory Fee

Subadvisory Fee
Virtus Foreign Opportunities Fund	50% of Net Advisory Fee
Virtus Global Infrastructure Fund	50% of Net Advisory Fee
Virtus Global Opportunities Fund	50% of Net Advisory Fee
Virtus Global Real Estate Securities Fund	50% of Net Advisory Fee
Virtus High Yield Fund	50% of Net Advisory Fee
Virtus High Yield Income Fund	50% of Net Advisory Fee
Virtus International Real Estate Securities Fund	50% of Net Advisory Fee
Virtus Market Neutral Fund	50% of Net Advisory Fee
Virtus Mid-Cap Core Fund	50% of Net Advisory Fee
Virtus Mid-Cap Growth Fund	50% of Net Advisory Fee
Virtus Mid-Cap Value Fund	47.50% of Net Advisory Fee
Virtus Multi-Sector Fixed Income Fund	48.25% of Net Advisory Fee
Virtus Multi-Sector Short Term Bond Fund	48.25% of Net Advisory Fee
Virtus Quality Large-Cap Value Fund	50% of Net Advisory Fee
Virtus Quality Small-Cap Fund	50% of Net Advisory Fee
Virtus Real Estate Securities Fund	50% of Net Advisory Fee
Virtus Senior Floating Rate Fund	50% of Net Advisory Fee
Virtus Small-Cap Core Fund	50% of Net Advisory Fee
Virtus Small-Cap Growth Fund	50% of Net Advisory Fee
Virtus Small-Cap Sustainable Growth Fund	50% of Net Advisory Fee
Virtus Strategic Growth Fund	50% of Net Advisory Fee
Virtus Tactical Allocation Fund (fixed income only)	50% of Fixed Income Net Advisory Fee

EXPENSE LIMITATION ARRANGEMENTS

VIA is modifying the expense limitation arrangement for the Virtus Market Neutral Fund. Effective January 1, 2010, the adviser will voluntarily limit total operating expenses (excluding dividends on short sales, interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.90% for Class A Shares, 2.65% for Class B Shares, 2.65% for Class C Shares and 1.65% for Class I Shares.

Additionally, effective January 1, 2010, VIA will voluntarily limit total operating expenses of the Virtus Global Opportunities Fund so that such expenses do not exceed 1.55% for Class A Shares, 2.30% for Class B Shares and 2.30% for Class C Shares. VIA may recapture operating expenses reimbursed under this arrangement for a period of three years following the end of the fiscal year in which such reimbursement occurred.

Investors should retain this supplement with the Prospectuses and SAIs for future reference.

VET&VIT&VOT 8104/Fee&CapChanges (12/09)